Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Disclosure of Inventory
The Group’s inventory primarily consisted of vehicles as follows:

	As of June 30, 2024	As of December, 31, 2023
	(Restated)
Finished goods and goods for resale	800,680	1,070,897
Work in progress	31	32
Provision for impairment	(86,682)	(143,243)
Total	$714,029	$927,686